License Rights (Tables) (License Rights)	12 Months Ended
Dec. 31, 2012
License Rights
License Rights
Summary of foregoing license rights

The foregoing license rights are summarized as follows (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Payment for license rights	271,582	271,582
Accumulated amortization	(172,304)	(221,266)
Impairment provision for license rights other than World of Warcraft	(50,316)	(50,316)
	48,962	—